Related party transactions - Service agreements, lease agreements and products - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Service Agreements
Transactions
Sales of goods and services	€ 29,289	€ 22,833	€ 33,088
Purchases of goods and services	103,195	94,303	86,566
Balances
Accounts Receivable	11,223	3,460
Accounts Payables	7,644	2,907
Accrued Expenses	6,397	3,359
Service Agreements | Fresenius SE (largest shareholder)
Transactions
Sales of goods and services	381	389	229
Purchases of goods and services	21,704	20,220	18,262
Balances
Accounts Receivable	40	132
Accounts Payables	2,948	51
Service Agreements | Affiliates of Fresenius SE
Transactions
Sales of goods and services	11,111	4,866	11,796
Purchases of goods and services	81,491	74,083	68,304
Balances
Accounts Receivable	9,445	822
Accounts Payables	4,696	2,856
Service Agreements | Equity method investees
Transactions
Sales of goods and services	17,797	17,578	21,063
Balances
Accounts Receivable	1,738	2,506
Lease Agreements
Transactions
Purchases of goods and services	22,132	23,192	21,990
Lease Agreements | Fresenius SE (largest shareholder)
Transactions
Purchases of goods and services	8,456	9,475	8,671
Lease Agreements | Affiliates of Fresenius SE
Transactions
Purchases of goods and services	13,676	13,717	13,319
Products
Transactions
Sales of goods and services	30,530	26,051	25,188
Purchases of goods and services	439,647	414,631	281,664
Balances
Accounts Receivable	9,148	7,948
Accounts Payables	40,526	60,116
Products | Fresenius SE (largest shareholder)
Transactions
Sales of goods and services	1	2	4
Products | Affiliates of Fresenius SE
Transactions
Sales of goods and services	30,529	26,049	25,184
Purchases of goods and services	40,467	43,390	33,498
Balances
Accounts Receivable	9,148	7,948
Accounts Payables	3,976	4,787
Products | Equity method investees
Transactions
Purchases of goods and services	399,180	371,241	€ 248,166
Balances
Accounts Payables	€ 36,550	€ 55,329